PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net
	December 31,
	2025	2024
Cost:

Machinery and manufacturing equipment, net	$30,106	$163,517
Office equipment and furniture	23,498	27,783
Motor vehicles	1,934	3,517
Buildings and leasehold improvements	31,072	51,015
Prepaid expenses related to operating lease	-	939

	86,610	246,771
Accumulated depreciation and impairment:

Machinery and manufacturing equipment, net	20,893	120,851
Office equipment and furniture	17,593	18,604
Motor vehicles	1,455	2,798
Buildings and leasehold improvements	16,523	28,611
Prepaid expenses related to operating lease	-	183

	56,464	171,047

Depreciated cost (*)	$30,146	$75,724

(*)
During 2025, following the Company's decision to cease manufacturing activities in its Bar-Lev manufacturing facility, it was determined that it met all criteria to be classified as assets held-for-sale. The Company recorded an impairment loss for the excess of the book value over its fair value related to held-for-sale asset, in the amount of $32,651 (see also Note 2k).